October 30, 2019

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 for the Clifford Capital Partners Fund, a series portfolio of the Trust.

The Trust is filing the preliminary proxy statement to solicit shareholder votes for approval of a new investment advisory agreement and approve an amended shareholder services plan.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com